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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7088

              Van Kampen Massachusetts Value Municipal Income Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31___

Date of reporting period: 1/31/07

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Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Massachusetts Value Municipal Income Trust
Portfolio of Investments - January 31, 2007 (Unaudited)

   PAR
 AMOUNT
  (000)    DESCRIPTION                         COUPON   MATURITY       VALUE
--------   --------------------------------   -------   --------   ------------
           MUNICIPAL BONDS 189.2%
           MASSACHUSETTS 163.2%
$  1,000   Boston, MA Rfdg Ser A (MBIA
              Insd) .......................     5.000%  02/01/21   $  1,053,970
   1,000   Holyoke, MA Gas & Elec Dept
              Rev Ser A (MBIA Insd) .......     5.000   12/01/31      1,041,480
      85   Massachusetts Ed Ln Auth Ed
              Ln Rev Issue E Ser B (AMBAC
              Insd) (AMT) .................     6.250   07/01/11         85,505
     105   Massachusetts Ed Ln Auth Ed
              Ln Rev Issue E Ser B (AMBAC
              Insd) (AMT) .................     6.300   07/01/12        105,639
   1,220   Massachusetts St College Bldg
              Auth Proj Rev Ser A (AMBAC
              Insd) .......................     5.000   05/01/36      1,287,869
   1,000   Massachusetts St Dev Fin Agy
              M/Srbc Proj Ser A (MBIA
              Insd) .......................     5.125   08/01/28      1,042,240
   1,000   Massachusetts St Dev Fin Agy
              Rev College Pharmacy & Allied
              Hlth Ser D (AGL Insd) .......     5.000   07/01/35      1,037,870
   1,000   Massachusetts St Dev Fin Agy
              Rev Curry College Ser A (ACA
              Insd) .......................     5.000   03/01/35      1,028,410
     250   Massachusetts St Dev Fin Agy
              Rev Evergreen Ctr Inc .......     5.000   01/01/24        247,317
     500   Massachusetts St Dev Fin Agy
              Rev Evergreen Ctr Inc .......     5.500   01/01/35        511,400
   1,000   Massachusetts St Dev Fin Agy
              Rev Hampshire College .......     5.700   10/01/34      1,066,260
   1,000   Massachusetts St Dev Fin Agy
              Rev MA College of Pharmacy
              Ser B (Prerefunded @
              1/01/10) (a) ................     6.750   07/01/30      1,090,360
   1,000   Massachusetts St Dev Fin Agy
              Rev Pharmacy & Allied Hlth
              Sciences Ser C ..............     5.750   07/01/33      1,073,290

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
   1,000   Massachusetts St Dev Fin Agy
              Solid Waste Disp Rev
              Dominion Energy Brayton Point
              (AMT) .......................     5.000   02/01/36      1,034,010
   2,000   Massachusetts St Hlth & Ed
              Boston College Ser N ........     5.125   06/01/33      2,092,540
   1,000   Massachusetts St Hlth & Ed Fac
              Auth Rev Brandeis Univ Ser I
              (MBIA Insd) .................     4.750   10/01/28      1,012,520
   1,500   Massachusetts St Hlth & Ed Fac
              Auth Rev Hlthcare Sys
              Covenant Hlth ...............     6.000   07/01/31      1,620,225
   1,000   Massachusetts St Hlth & Ed Fac
              Auth Rev Lahey Clinic Med Ctr
              Ser C (FGIC Insd) ...........     5.000   08/15/30      1,049,200
   1,000   Massachusetts St Hlth & Ed Fac
              Auth Rev Univ MA Mem Issue
              Ser D .......................     5.000   07/01/33      1,012,640
   1,000   Massachusetts St Hlth & Ed Fac
              Auth Rev Vly Regl Hlth Sys
              Rfdg Ser C (Connie Lee Insd)      7.000   07/01/10      1,093,700
   1,000   Massachusetts St Hlth & Ed
              New England Med Ctr Hosp
              Ser H (FGIC Insd) ...........     5.000   05/15/25      1,039,450
   1,000   Massachusetts St Hlth & Ed
              Saint Mem Med Ctr Ser A .....     6.000   10/01/23      1,001,030
   1,000   Massachusetts St Hsg Fin Agy
              Hsg Rev Ser H (AMT) .........     5.000   12/01/28      1,019,390
   2,000   Massachusetts St Hsg Fin Agy
              Hsg Rev Single Family Hsg Ser
              126 (AMT) (d) ...............     4.625   06/01/32      1,985,140
   1,360   Massachusetts St Hsg Fin Agy
              Hsg Rev Single Family Hsg Ser
              126 (AMT) (d) ...............     4.550   06/01/27      1,346,577
   2,640   Massachusetts St Hsg Fin Agy
              Hsg Rev Single Family Hsg Ser
              126 (AMT) (d) ...............     4.700   06/01/38      2,595,212
     985   Massachusetts St Hsg Fin Agy
              Hsg Rev Single Family Ser 120
              (AMT) .......................     5.000   12/01/35      1,004,779
   1,000   Massachusetts St Hsg Fin Agy
              Hsg Rev Single Family Ser 122
              (AMT) .......................     4.850   12/01/31      1,010,250

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
   2,075   Massachusetts St Indl Fin Agy
              Rev Tufts Univ Ser H (MBIA
              Insd) .......................     4.750   02/15/28      2,089,981
   1,000   Massachusetts St Indl Fin Agy
              Rev Whitehead Inst Biomedical
              Resh ........................     5.125   07/01/26      1,000,810
     930   Massachusetts St Indl Fin Agy
              Wtr Treatment Amern Hingham
              (AMT) .......................     6.900   12/01/29        942,918
     930   Massachusetts St Indl Fin Agy
              Wtr Treatment Amern Hingham
              (AMT) .......................     6.950   12/01/35        943,169
   2,000   Massachusetts St Sch Bldg
              Auth Dedicated Sales Tax Rev
              Ser A (FSA Insd) ............     5.000   08/15/25      2,117,460
   4,000   Massachusetts St Tpk Auth
              Metro Hwy Sys Rev Cap
              Apprec Sr Ser C (MBIA
              Insd) .......................         *   01/01/22      2,099,000
   2,550   Massachusetts St Tpk Auth
              Metro Hwy Sys Rev Sub Ser
              A (AMBAC Insd) ..............     5.000   01/01/39      2,601,153
   3,000   Massachusetts St Tpk Auth Rev
              Rfdg Ser A (b) ..............     5.000   01/01/13      3,128,940
   5,000   Massachusetts St Wtr Pollutn
              Abatement Tr Pool Pgm Ser
              12 (d) ......................     4.375   08/01/31      4,907,075
   1,000   Massachusetts St Wtr Pollutn
              MWRA Pgm Ser A
              (Prerefunded @ 8/01/12) .....     5.000   08/01/32      1,038,430
   2,000   Massachusetts St Wtr Res Auth
              Gen Ser A (AMBAC Insd) ......     5.000   08/01/31      2,118,660
   4,500   Massachusetts St Wtr Res Auth
              Gen Ser A (d) ...............     5.000   08/01/41      4,720,275
   1,500   Narragansett, MA Regl Sch Dist
              (AMBAC Insd) ................     5.375   06/01/18      1,586,700
   1,000   New Bedford, MA Muni Purp Ln
              (FGIC Insd) .................     5.000   05/01/20      1,051,330
   2,500   New England Ed Ln Mktg Corp
              MA Student Ln Rev Sub Issue
              H (Std Lns Gtd) (AMT) .......     6.900   11/01/09      2,624,950
   1,000   Pittsfield, MA (MBIA Insd) .....     5.125   04/15/22      1,059,990

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
   2,000   University MA Bldg Auth Proj Sr
              Rfdg Ser 1 (AMBAC Insd)
              (Prerefunded @ 11/01/13) ....     5.250   11/01/21      2,175,460
   1,975   Westford, MA (AMBAC Insd) ......     5.250   06/01/19      2,128,418
                                                                   ------------
                                                                     68,922,992
                                                                   ------------
           PUERTO RICO 20.9%
     500   Childrens Tr Fd PR Tob
              Settlement Rev ..............     5.500   05/15/39        522,905
   1,000   Childrens Tr Fd PR Tob
              Settlement Rev ..............     5.625   05/15/43      1,050,190
   2,000   Puerto Rico Comwlth Hwy &
              Tran Auth Hwy Rev Rfdg Ser
              Y (FSA Insd) ................     6.250   07/01/21      2,463,240
   2,000   Puerto Rico Pub Bldgs Auth Rev
              Gtd Conv Cap Apprec Ser D
              (AMBAC Insd) (e) ............   0/5.450   07/01/30      1,668,140
   1,324   University P R Univ Rev Rfdg Sys
              Ser Q (d) ...................     5.000   06/01/30      1,382,107
   1,676   University PR Univ Rev Rfdg Sys
              Ser P (d) ...................     5.000   06/01/30      1,748,573
                                                                   ------------
                                                                      8,835,155
                                                                   ------------
           U.S. VIRGIN ISLANDS 5.1%
   1,000   University Virgin Islands Impt
              Ser A .......................     5.375   06/01/34      1,060,890
   1,000   Virgin Islands Pub Fin Auth Rev
              Gross Rcpt Taxes Ln Nt Ser
              A ...........................     6.375   10/01/19      1,086,510
                                                                   ------------
                                                                      2,147,400
                                                                   ------------
TOTAL LONG-TERM INVESTMENTS 189.2%
   (Cost $75,748,612) ...................                            79,905,547
SHORT-TERM INVESTMENTS 2.0%
   (Cost $860,000) ......................                               860,000
                                                                   ------------
TOTAL INVESTMENTS 191.2%
   (Cost $76,608,612) ...................                            80,765,547
LIABILITY FOR FLOATING RATE NOTE
   OBLIGATIONS RELATED TO SECURITIES
   HELD (32.8%)
   (Cost ($13,875,000))
   (13,875)  Notes with interest rates
              ranging from 3.56% to 3.66%
              at January 31, 2007 and
              contractual maturities of
              collateral ranging from 2027
              to 2041 (c) .................                         (13,875,000)
                                                                   ------------

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
TOTAL NET INVESTMENTS 158.4%
   (Cost $62,733,612) .....................                          66,890,547
OTHER ASSETS IN EXCESS OF
   LIABILITIES 0.8% .......................                             355,776
PREFERRED SHARES (INCLUDING ACCRUED
   DISTRIBUTIONS) (59.2%) .................                         (25,006,163)
                                                                   ------------
NET ASSETS APPLICABLE TO COMMON
   SHARES 100.0% .........................                         $ 42,240,160
                                                                   ============

Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a) All or a portion of this security has been physically segregated in connection with open futures contracts.

(b)  Escrowed to Maturity

(c) Floating rate notes. The interest rates shown reflect the rates in the effect at January 31, 2007.

(d)  Underlying security related to Inverse Floaters entered into by the Trust.

(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

ACA - American Capital Access
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
MBIA - Municipal Bond Investors Assurance Corp.
Std Lns - Student Loans

FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2007:

                                                                     UNREALIZED
                                                                   APPRECIATION/
                                                       CONTRACTS    DEPRECIATION
                                                       ---------   -------------
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, March 2007
   (Current Notional Value of $106,750 per contract)       45         $ 78,610
U.S. Treasury Bonds Futures, March 2007 (Current
   Notional Value of $110,125 per contract)                97          224,440
                                                          ---         --------
                                                          142         $303,050
                                                          ---         --------

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Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Massachusetts Value Municipal Income Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2007